Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss)
Schedule of changes in Accumulated Other Comprehensive Income (Loss) (AOCI) by component, net of tax

The changes in Accumulated Other Comprehensive Income (Loss) (“AOCI”) by component, net of tax are as follows (in thousands):

	Post- retirement Medical Plan	Decker Defined Benefit Pension	Total
Beginning balance, January 1, 2011	$(9,957)	$(4,701)	$(14,658)
Other comprehensive income before reclassifications	(3,585)	(1,206)	(4,791)
Amounts reclassified from accumulated other comprehensive income	835	—	835
Net current period other comprehensive loss	(2,750)	(1,206)	(3,956)
Ending balance, December 31, 2011	(12,707)	(5,907)	(18,614)
Other comprehensive income before reclassifications	(2,986)	130	(2,856)
Amounts reclassified from accumulated other comprehensive income	1,009	—	1,009
Net current period other comprehensive income (loss)	(1,977)	130	(1,847)
Ending balance, December 31, 2012	(14,684)	(5,777)	(20,461)
Other comprehensive income before reclassifications	7,017	2,014	9,031
Amounts reclassified from accumulated other comprehensive income	1,151	—	1,151
Net current period other comprehensive income	8,168	2,014	10,182
Ending balance, December 31, 2013	$(6,517)	$(3,763)	$(10,279)

Summary of reclassifications out of AOCI

The reclassifications out of AOCI are as follows (in thousands):

	Year Ended
	December 31,
	2013	2012	2011
Postretirement Medical Plan (1)
Amortization of prior service costs included in cost of product sold (2)	$1,482	$1,326	$1,112
Amortization of prior service costs included in selling, general and administrative expenses (2)	293	249	193
Total before tax	1,775	1,575	1,305
Tax benefit	(624)	(566)	(470)
Amounts reclassified from accumulated other comprehensive income	$1,151	$1,009	$835

(1)                                 See Note 15 for the computation of net periodic postretirement benefit costs.

(2)                                 Presented on the consolidated statements of operations and comprehensive income.